ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Capital Raising Activities (Narrative) (Details) - USD ($)			2 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended			24 Months Ended
	Jan. 25, 2021	Aug. 02, 2019	Feb. 26, 2021	Dec. 31, 2020	Aug. 03, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 11, 2019
Subsidiary, Sale of Stock [Line Items]
Proceeds From Issuance Of Common Stock, net of issuance costs						$ 71,050,000	$ 92,314,000	$ 0
Stock Issued During Period, Value, New Issues						$ 71,050,000	$ 92,314,000
Total shares issued under distribution agreement						13,019,240	14,377,126
At the Market Offering Program [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds From Issuance Of Common Stock, net of issuance costs				$ 51,600,000	$ 19,400,000				$ 123,100,000
Stock Issued During Period, Value, New Issues			$ 1,600,000	$ 52,500,000	$ 19,800,000				$ 125,000,000.0
Total shares issued under distribution agreement			308,048	9,848,513	3,170,727				15,123,178
At the Market Offering Program [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Value, New Issues				$ 150,000,000	$ 200,000,000				$ 125,000,000
Follow-on Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds From Issuance Of Common Stock, net of issuance costs	$ 45,300,000	$ 44,200,000
Total shares issued under distribution agreement	8,740,000	7,000,000
Share Price	$ 5.20	$ 6.3535
Follow-on Offering [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Total shares issued under distribution agreement		7,000,000
Share Price		$ 6.55